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                                                                               .
                                                                               .

                PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2003

              THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

THE HARTFORD MUTUAL FUNDS PROSPECTUS      THE HARTFORD FIXED INCOME FUNDS
FOR CLASS A, CLASS B AND CLASS C          PROSPECTUS FOR CLASS A, CLASS B AND
SHARES, DATED MARCH 1, 2003, AS           CLASS C SHARES, DATED MARCH 1, 2003,
SUPPLEMENTED JUNE 2, 2003, OCTOBER 1,     AS SUPPLEMENTED MARCH 17, 2003, JUNE
2003 AND DECEMBER 15, 2003                2, 2003 AND DECEMBER 15, 2003


THE HARTFORD MUTUAL FUNDS PROSPECTUS      THE HARTFORD GLOBAL/INTERNATIONAL
FOR CLASS A, CLASS B AND CLASS C          FUNDS PROSPECTUS FOR CLASS A, CLASS B
SHARES, DATED MARCH 1, 2003, AS           AND CLASS C SHARES, DATED MARCH 1,
SUPPLEMENTED MARCH 17, 2003, JUNE 2,      2003, AS SUPPLEMENTED MARCH 17, 2003,
2003 AND DECEMBER 15, 2003                JUNE 2, 2003 AND DECEMBER 15, 2003


              THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS
              PROSPECTUS FOR CLASS  A, CLASS B AND CLASS C SHARES,
             DATED  MARCH 1, 2003, AS SUPPLEMENTED MARCH 17, 2003,
                       JUNE 2, 2003 AND DECEMBER 15, 2003

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WAIVERS FOR CERTAIN INVESTORS

Under the subheading "Sales Charge Reductions and Waivers - Waivers for Certain Investors," the following new category has been added at the beginning of the list of individuals and institutions to which Class A shares may be offered without front-end sales charges:

      - retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company.

                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2003

                THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUS


         THE HARTFORD EQUITY INCOME FUND PROSPECTUS FOR CLASS A, CLASS
          B AND CLASS C SHARES, DATED AUGUST 28, 2003, AS SUPPLEMENTED
                     OCTOBER 1, 2003 AND DECEMBER 15, 2003


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Hartford Investment Financial Services, LLC, the distributor of The Hartford
Mutual Funds, has agreed to waive Rule 12b-1 fees in the amount of 0.30% of the average daily net asset value of Class A, Class B and Class C shares of the fund for the period from November 1, 2003 through December 31, 2003. Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive all transfer agency fees charged to Class A, Class B and Class C shares of the fund for the period from November 1, 2003 through December 31, 2003.

--------------------------------------------------------------------------------

WAIVERS FOR CERTAIN INVESTORS
-----------------------------

Under the subheading "Sales Charge Reductions and Waivers - Waivers for Certain Investors," the following new category has been added at the beginning of the list of individuals and institutions to which Class A shares may be offered without front-end sales charges:

     - retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company.

                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2003

                THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUS


         THE HARTFORD EQUITY INCOME FUND PROSPECTUS FOR CLASS Y SHARES,
  DATED AUGUST 28, 2003, AS SUPPLEMENTED OCTOBER 1, 2003 AND DECEMBER 15, 2003


--------------------------------------------------------------------------------

Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive all transfer agency fees charged to Class Y shares of the fund for the period from November 1, 2003 through December 31, 2003.